UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-677-3863

Date of fiscal year end:	9/30/05

Date of reporting period:	06/30/05

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Government Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)

U.S. Government Agency Obligations - 49.1%
FAMC
3.250%, 07/01/05 (a)	$117,600	$117,599
3.440%, 09/30/05 (a)	100,000	100,000
FFCB
3.270%, 07/01/05 (a)	50,000	49,983
3.280%, 07/01/05 (a)	300,000	299,954

FHLB
3.115%, 08/10/05 (a)(b)	50,000	49,976
2.250%, 09/09/05 (b)	15,000	14,997
3.270%, 09/10/05 (a)(b)	50,000	49,967
3.259%, 09/12/05 (a)	50,000	49,981
3.363%, 09/28/05 (a)	50,000	49,973
2.250%, 10/21/05 (b)	15,000	14,978
2.375%, 11/01/05 (b)	10,000	9,996
2.500%, 11/02/05 (b)	10,000	10,000
2.000%, 02/13/06	4,250	4,208
2.000%, 07/07/06	5,000	4,912
FHLMC
0.000%, 08/05/05	15,000	14,970
2.190%, 08/23/05	32,194	32,093
2.300%, 09/20/05	25,000	24,873
2.125%, 11/15/05 (b)	17,000	16,985
2.702%, 11/15/05	20,000	19,800
2.892%, 12/13/05	25,000	24,678
2.810%, 02/02/06	10,000	9,953
3.830%, 06/20/06	25,000	25,000
FNMA
3.200%, 07/01/05 (a)	50,000	49,992
3.235%, 07/01/05 (a)	150,000	149,999
2.990%, 07/03/05 (a)(b)	75,000	74,987
0.000%, 07/05/05	100,000	99,966
3.025%, 07/06/05 (a)(b)	100,000	99,960
3.100%, 07/15/05 (a)	50,000	49,993
3.025%, 07/21/05 (a)	75,000	74,981
2.038%, 07/22/05	20,000	19,976
3.212%, 07/29/05 (a)	150,000	149,957
0.000%, 08/01/05	213,000	212,428
2.400%, 10/14/05	15,000	14,895
2.823%, 11/10/05	10,000	9,899
2.000%, 01/30/06	15,000	14,902

5.875%, 02/02/06	10,274	10,406
2.500%, 02/24/06	35,000	34,231
2.500%, 05/10/06	10,000	9,897
Total U.S. Government Agency Obligations (Cost $2,071,345)		2,071,345

Repurchase Agreements — 51.0%
Bank of America
3.350%, dated 6/30/05, matures 7/1/05, repurchase price $500,046,528 (collateralized by U.S. Treasury obligations: Total market value $510,000,398)	500,000	500,000
BNP Paribas
3.250%, dated 6/30/05, matures 7/1/05, repurchase price $300,027,083 (collateralized by U.S. Treasury obligations: Total market value $306,000,944)	300,000	300,000
CS First Boston
3.350%, dated 6/30/05, matures 7/1/05, repurchase price $200,018,611 (collateralized by U.S. Treasury obligations: Total market value $204,002,117)	200,000	200,000
Goldman Sachs
3.340%, dated 6/30/05, matures 7/1/05, repurchase price $525,048,708 (collateralized by U.S. Treasury obligations: Total market value $535,500,804)	525,000	525,000
UBS Warburg
3.380%, dated 6/30/05, matures 7/1/05, repurchase price $629,171,067 (collateralized by U.S. Treasury obligations: Total market value $641,696,190)	629,112	629,112
Total Repurchase Agreements (Cost $2,154,112)		2,154,112

Investments Purchased with Proceeds from Securities Lending (c) - 7.9% (Cost $333,299)		333,299

Total Investments - 108.0% (Cost $4,558,756)		4,558,756
Other Assets and Liabilities, Net - (8.0)%		(338,409)
Total Net Assets - 100.0%		$4,220,347

(a)     Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005. The date shown is the next reset date.

(b)    This security or a portion of this security is out to loan at June 30, 2005.  Total loaned securities had a market value of $326,694,400 at June 30, 2005.

(c)     The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.  The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

FAMC - Federal Agriculture Mortgage Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Prime Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)

Commercial Paper - 28.6%
Asset-Backed - 21.0%
Chesham Finance
3.080%, 07/05/05 (a)	$100,000	$99,966
3.100%, 07/06/05 (a)	129,000	128,944
3.160%, 07/13/05 (a)	40,000	39,958
2.990%, 07/18/05 (a)	100,000	99,848
Concord Minutemen Capital
3.080%, 07/07/05 (a)	40,206	40,185
3.000%, 07/18/05 (a)	100,000	99,847
Falcon Asset Securitization Corp
3.040%, 07/01/05 (a)	25,060	25,060
3.080%, 07/12/05 (a)	75,000	74,929
3.150%, 07/14/05 (a)	100,000	99,886
3.170%, 07/15/05 (a)	50,000	49,938
2.970%, 07/18/05 (a)	51,143	51,066
3.190%, 07/20/05 (a)	30,269	30,217
3.220%, 07/21/05 (a)	90,000	89,839
3.240%, 07/22/05 (a)	30,000	29,943
Kitty Hawk Funding (Guarantor: Bank of America)
3.170%, 07/15/05 (a)	150,000	149,815
Moat Funding (Guarantor: 41% JPM Chase)
3.060%, 07/05/05 (a)	30,000	29,990
3.110%, 07/11/05 (a)	50,000	49,957
3.250%, 07/19/05 (a)	200,000	199,675
Old Line Funding
3.130%, 07/20/05 (a)	49,000	48,917
Ranger Funding
3.040%, 07/01/05 (a)	123,555	123,555
3.150%, 07/14/05 (a)	100,000	99,886
3.350%, 07/22/05 (a)	75,000	74,860
Sheffield Receivables Corp
3.070%, 07/05/05 (a)	50,000	49,983
3.180%, 07/07/05 (a)	50,000	49,974
3.100%, 07/08/05 (a)	68,640	68,599
3.110%, 07/11/05 (a)	125,000	124,892
3.210%, 07/18/05 (a)	126,980	126,786
3.240%, 07/21/05 (a)	10,000	9,982

Thames Asset Global Securitization Corp
3.100%, 07/06/05	57,916	57,891
3.100%, 07/07/05 (a)	165,000	164,915
3.150%, 07/14/05 (a)	74,077	73,993
3.180%, 07/15/05 (a)	75,000	74,907
3.220%, 07/20/05 (a)	70,000	69,881
Variable Funding Capital (Guarantor: Wachovia)
3.170%, 07/01/05 (a)	75,000	75,000
3.210%, 07/20/05 (a)	50,000	49,915
Windmill Funding Corp
3.090%, 07/11/05 (a)	172,231	172,082
3.140%, 07/18/05 (a)	75,000	74,889
3.220%, 07/20/05 (a)	52,000	51,912
3.250%, 08/09/05 (a)	40,000	39,859
Total Asset-Backed		3,071,741

Non Asset-Backed - 1.1%
Citigroup Global Markets
3.225%, 08/25/05	100,000	99,507
CS First Boston NY
3.150%, 07/14/05	50,000	49,943
Rabobank
3.170%, 07/01/05	10,000	10,000
UBS Americas
3.390%, 07/01/05	10,000	10,000
Total Non Asset-Backed		169,450

Secured Liquidity Notes - 6.5%
Concord Minutemen Capital
3.220%, 07/05/05 (a)	50,503	50,485
3.100%, 07/05/05 (a)	32,712	32,701
3.200%, 07/07/05 (a)	110,301	110,242
3.130%, 07/11/05 (a)	100,000	99,913
Emerald Trust Certificates (MBNA Master Certificates) (Secured Liquidity Note)
3.110%, 07/13/05 (a)	65,000	64,933
3.120%, 07/14/05 (a)	40,000	39,955
3.170%, 08/03/05 (a)	84,263	84,018
3.250%, 08/16/05 (a)	100,000	99,585
3.300%, 08/18/05 (a)	101,000	100,555
3.380%, 08/30/05 (a)	50,000	49,718
Park Granada LLC
3.110%, 07/11/05 (a)	100,000	99,914
3.160%, 07/25/05 (a)	65,000	64,863
3.180%, 08/08/05 (a)	50,000	49,832
Total Secured Liquidity Notes		946,714

Total Commercial Paper (Cost $4,187,905)		4,187,905

Certificates of Deposit - 18.0%
American Express
3.090%, 07/08/05	50,000	50,000
3.160%, 07/14/05	100,000	100,000
3.230%, 07/20/05	75,000	75,000
3.300%, 07/29/05	100,000	100,000
Bank of Scotland NY
2.330%, 09/13/05	100,000	99,995
3.320%, 12/09/05	200,000	200,000
Barclays Bank NY
3.400%, 09/21/05	75,000	75,000
Calyon NY
3.500%, 12/16/05	50,000	50,000
CS First Boston NY
3.200%, 08/08/05	100,000	100,000
3.205%, 08/08/05	100,000	100,000
Dexia NY
3.225%, 07/20/05	150,000	150,000
Fortis Bank NY
3.220%, 07/20/05	100,000	100,000
HBOS
3.750%, 04/21/06	50,000	50,000
KBC Bank NY
3.100%, 07/08/05	100,000	100,000
3.100%, 07/08/05	100,000	100,000
Landesbank Hessen Thueringen
2.275%, 08/08/05	50,000	49,999
2.350%, 10/18/05	100,000	99,997
Natexis Banque
3.060%, 07/01/05	100,000	100,000
3.150%, 08/08/05	93,000	92,995
3.180%, 08/09/05	50,000	50,000
Rabobank Nederland NY
2.180%, 07/11/05	50,000	50,000
Royal Bank of Canada NY
3.330%, 09/15/05	100,000	99,991
Svenska Handelsbanken NY
2.220%, 07/06/05	50,000	50,000
3.190%, 08/10/05	175,000	175,000
3.190%, 08/19/05	100,000	100,000
3.740%, 06/14/06	50,000	50,000
3.755%, 06/14/06	50,000	50,000
UBS Americas
3.750%, 04/27/06	50,000	50,000
Wells Fargo Bank
3.250%, 07/28/05	50,000	50,000
Westlb NY
3.080%, 07/01/05	70,000	70,000
3.540%, 12/13/05	50,000	50,000
Total Certificates of Deposit (Cost $2,637,977)		2,637,977

Structured Investment Vehicles - 14.8%
Beta Finance
3.300%, 07/01/05 (a)(b)	90,000	89,996
3.320%, 07/01/05 (a)(b)	100,000	99,993
3.535%, 07/01/05 (a)(b)	25,000	25,007
2.370%, 07/29/05 (a)	50,000	50,000
2.300%, 09/12/05 (a)	100,000	99,998
2.735%, 11/17/05 (a)	50,000	49,999
3.710%, 06/16/06 (a)	100,000	100,000
Centauri (CC USA LLC)
3.528%, 07/01/05 (a)(b)	50,000	50,021
2.290%, 08/08/05 (a)	55,000	54,999
Dorada Finance
3.360%, 07/01/05 (a)(b)	50,000	50,008
2.540%, 11/15/05 (a)	50,000	49,998
2.965%, 01/13/06 (a)	50,000	50,000
3.745%, 06/16/06 (a)	50,000	49,998
K2 USA LLC
3.310%, 07/01/05 (a)(b)	180,000	179,989
3.310%, 07/01/05 (a)(b)	80,000	79,995
3.320%, 07/01/05 (a)(b)	50,000	50,000
3.320%, 07/01/05 (a)(b)	50,000	49,996
3.430%, 07/01/05 (a)(b)	45,000	45,003
2.320%, 08/08/05 (a)	50,000	50,000
2.370%, 10/25/05 (a)	50,000	49,998
3.120%, 01/10/06 (a)	50,000	49,997
Links Finance LLC
3.310%, 07/01/05 (a)(b)	100,000	99,994
3.315%, 07/01/05 (a)(b)	100,000	99,995
3.320%, 07/01/05 (a)(b)	100,000	99,993
Sigma Finance
3.305%, 07/01/05 (a)(b)	50,000	49,994
3.308%, 07/01/05 (a)(b)	100,000	99,987
3.310%, 07/01/05 (a)(b)	50,000	50,000
3.310%, 07/01/05 (a)(b)	50,000	49,995
3.315%, 07/01/05 (a)(b)	100,000	99,990
3.320%, 07/01/05 (a)(b)	500,000	49,996
3.345%, 07/01/05 (a)(b)	100,000	100,010

Total Structured Investment Vehicles (Cost $2,174,949)		2,174,949

Extendible Floating Rate Corporate Notes (b) - 13.8%
Allstate Global Funding
3.304%, 07/27/05 (a)	100,000	100,000
American Express
3.310%, 07/20/05 (a)	115,000	115,006

Bayeriche Landesbank NY
3.320%, 07/24/05	300,000	300,000
General Electric Capital Corp
3.190%, 07/09/05	300,000	300,000
3.340%, 07/17/05	200,000	200,000
Goldman Sachs
3.320%, 07/15/05 (a)	177,000	177,000
Metlife Global Funding
3.140%, 07/07/05 (a)	85,000	85,000
3.390%, 07/28/05 (a)	95,000	95,000
Morgan Stanley Dean Witter
3.220%, 07/15/05	100,000	100,000
3.354%, 07/29/05 (a)	95,000	95,000
Royal Bank of Scotland
3.240%, 07/23/05 (a)	259,000	259,010
Wells Fargo
3.190%, 07/15/05 (a)	100,000	100,007
Westlb NY
3.490%, 09/30/05 (a)	100,000	100,000
Total Extendible Floating Rate Corporate Notes (Cost $2,026,023)		2,026,023

Corporate Notes - 8.2%
Bank of America Master Note
3.455%, 07/01/05 (b)	200,000	200,000
Bear Stearns
3.525%, 07/01/05 (b)	400,000	400,000
General Electric Capital Corp
6.800%, 11/01/05	50,000	50,645
Goldman Sachs Group
3.455%, 07/01/05 (a)(b)	250,000	250,000
Morgan Stanley Dean Witter
3.340%, 07/15/05 (b)	250,000	250,000
Wells Fargo
7.250%, 08/24/05	50,000	50,338
Total Corporate Notes (Cost $1,200,983)		1,200,983

Extendible Floating Rate Funding Agreements (b) - 7.7%
AI Life Funding Agreement
3.190%, 07/01/05	75,000	75,000
3.190%, 07/01/05	100,000	100,000
AIG Life Funding Agreement
3.210%, 07/01/05	100,000	100,000
3.210%, 07/01/05	100,000	100,000
Allstate Life Insurance Funding Agreement
3.230%, 07/01/05	100,000	100,000
3.341%, 07/15/05	100,000	100,000

Anchor National Life Funding Agreement
3.500%, 07/01/05	75,000	75,000
Sun Life Insurance
3.460%, 07/01/05	75,000	75,000
Transamerica Occidental Funding Agreement
3.261%, 07/01/05	400,000	400,000
Total Extendible Floating Rate Funding Agreements (Cost $1,125,000)		1,125,000

Euro Time Deposits - 5.4%
Chase USA Time Deposit
3.344%, 07/01/05	500,000	500,000
National City Time Deposit
3.313%, 07/01/05	290,058	290,058
Total Euro Time Deposits (Cost $790,058)		790,058

Structured Notes - 2.3%
3M
5.674%, 12/12/05 (a)	105,000	106,300
Wachovia Asset Securitization
Series 2004-HM2A, Cl AMM
3.304%, 07/25/05 (a)(b)	65,891	65,891
Series 2005-HM1A, Cl AMM
3.290%, 07/25/05 (a)(b)	100,000	100,000
Wal-Mart
5.001%, 06/01/06 (a)	65,000	66,082
Total Structured Notes (Cost $338,273)		338,273

U.S. Government Agency Obligation - 0.2%
FHLB
2.250%, 09/09/05	30,000	29,994
Total U.S. Government Agency Obligation (Cost $29,994)		29,994

Repurchase Agreements — 1.0%
UBS Warburg
2.980%, dated 6/30/05, matures 7/1/05, repurchase price $45,113,734 (collateralized by U.S. Treasury obligations: Total market value $45,943,604)	45,110	45,110
UBS Warburg
3.380%, dated 6/30/05, matures 7/1/05, repurchase price $95,897,003 (collateralized by U.S. Treasury obligations: Total market value $97,679,838)	95,888	95,888
Total Repurchase Agreements (Cost $140,998)		140,998

Total Investments - 100.0% (Cost $14,652,160)	14,652,160
Other Assets and Liabilities, Net - 0.0%	4,474
Total Net Assets - 100.0%	$14,656,634

(a)     Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been determined to be liquid under the guidelines established by the funds’ board of directors.  As of June 30, 2005, the value of these investments was $7,849,809,412 or 53.6% of total net assets.

(b)    Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005. The date shown is the next reset date.

FHLB - Federal Home Loan Bank

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Tax Free Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)

Municipal Bonds — 99.2%
Alabama — 0.3%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
2.290%, 07/07/05 (a)	$6,000	$6,000

Arizona — 0.3%
Arizona Health Facilities, The Terraces Project, Series B2 (LOC: Lloyds TSB Bank)
2.290%, 07/07/05 (a)	5,000	5,000

California — 0.6%
California School Cash Reserve Program Authority (INS: AMBAC)
3.000%, 07/06/05	5,000	5,001
California State Department Water Power Supply, Series C-10 (LOC: Landesbank Hessen-Thuringen Bank)
2.230%, 07/07/05 (a)	5,720	5,720
California Statewide Communities Development Authority, Senior Living Facility (LOC: Sovereign Bank) (LOC: Bank of New York)
2.260%, 07/07/05 (a)	550	550
		11,271
Colorado — 3.5%
ABN AMRO Munitops Certificates Trust, Colorado State (INS: FGIC) (SPA: ABN AMRO Bank)
2.330%, 07/07/05 (a)(b)	5,140	5,140
Colorado Educational & Cultural Facilities, Linfield Christian School (LOC: Wescorp Credit Union)
2.390%, 07/07/05 (a)	8,750	8,750
Colorado Educational & Cultural Facilities, Mesivta Greater L.A. (LOC: Bank of America)
2.290%, 07/07/05 (a)	5,000	5,000
Colorado Health Facilities Authority, Bethesda Living Centers (LOC: LaSalle Bank)
2.290%, 07/07/05 (a)	9,000	9,000
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
2.290%, 07/07/05 (a)	12,900	12,900
Colorado Health Facilities Authority, Frasier Meadows Manor Project (LOC: Bank One)
2.290%, 07/07/05 (a)	15,220	15,220
Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
2.450%, 07/07/05 (a)	7,425	7,425
		63,435

District of Columbia — 1.1%
District of Columbia, American Society, Series A (LOC: First Union National Bank)
2.290%, 07/07/05 (a)	10,000	10,000
District of Columbia, The Washington Home (LOC: First Union National Bank)
2.290%, 07/07/05 (a)	9,500	9,500
		19,500
Florida — 7.4%
Broward County Educational Facilities Authority, City College (LOC: Citibank)
2.290%, 07/07/05 (a)	7,825	7,825
Broward County Educational Facilities Authority, Nova Southeastern, Series C (LOC: Bank of America)
2.280%, 07/01/05 (a)	7,200	7,200
Florida Housing Agency (LOC: KBC Bank)
2.460%, 07/07/05 (a)(b)	6,035	6,035
Highlands County Health Facilities, Adventist Health Systems, Series A (LOC: Suntrust Bank)
2.320%, 07/07/05 (a)	12,100	12,100
Jacksonville Economic Development Community Healthcare Facilities, Methodist (LOC: Suntrust Bank)
2.280%, 07/01/05 (a)	12,500	12,500
Jacksonville Health Facilities Authority, Baptist Medical Center (LOC: Wachovia Bank)
2.270%, 07/01/05 (a)	11,235	11,235

Lee County Industrial Development Authority Healthcare Facilities, Shell Point Village, Series A (LOC: Bank of America)
2.300%, 07/07/05 (a)	7,300	7,300
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
2.350%, 07/07/05 (a)	3,650	3,650
Orange County Health Facilites Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
2.290%, 07/07/05 (a)	37,000	37,000
Pinellas County Health Facilites Authority, Hospital Facilities, Bayfront (LOC: Suntrust Bank)
2.280%, 07/01/05 (a)	3,200	3,200
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank)
2.290%, 07/07/05 (a)	6,000	6,000
University Athletic Asociation Capital Improvement, University of Florida Stadium Project (LOC: Suntrust Bank)
2.530%, 07/01/05 (a)	5,950	5,950
Volusia County Health Facilities Authority, Volusia Health, Series A (LOC: Suntrust Bank)
2.290%, 07/07/05 (a)	13,325	13,325
		133,320
Georgia — 5.7%
Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial Hospital (INS: AMBAC) (SPA: Suntrust Bank)
2.290%, 07/07/05 (a)	65	65
Clayton County Development Authority, Delta Airlines Project, Series A (LOC: General Electric Capital)
2.300%, 07/07/05 (a)	2,450	2,450
Cobb County Development Authority, Presbyterian, Series B (LOC: Allied Irish Bank, PLC)
2.250%, 07/07/05 (a)	5,350	5,350
DeKalb County Development Authority, Marist School Project (LOC: Suntrust Bank)
2.340%, 07/07/05 (a)	6,915	6,915
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
2.290%, 07/07/05 (a)	10,715	10,715
Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank)
2.290%, 07/07/05 (a)	13,095	13,095
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
2.300%, 07/07/05 (a)	1,925	1,925
Fulton County Development Authority, St. George Village (LOC: Bank of America)
2.300%, 07/07/05 (a)	8,500	8,500
Fulton County Hospital Authority, Northside, Series B (LOC: Wachovia Bank)
2.270%, 07/01/05 (a)	6,100	6,100
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank)
2.290%, 07/07/05 (a)	1,180	1,180
Macon-Bibb County Hospital Authority, Central Georgia Health (LOC: Suntrust Bank)
2.280%, 07/01/05 (a)	2,775	2,775
Medical Center Hospital Authority, Spring Harbor at Green Island (LOC: Bank of Scotland)
2.290%, 07/07/05 (a)	20,700	20,700
Rockdale County Hospital Authority (LOC: Suntrust Bank)
2.290%, 07/07/05 (a)	10,705	10,705
Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank)
2.290%, 07/07/05 (a)	12,050	12,050
		102,525
Idaho — 3.1%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
2.320%, 07/07/05 (a)	4,605	4,605
Idaho Health Facilities Authority, St. Lukes Regional Medical Center (INS: FSA) (SPA: Bayerische Landesbank)
2.260%, 07/01/05 (a)	47,430	47,430
University of Idaho Foundation Authority (LOC: First Security Bank)
2.330%, 07/07/05 (a)(b)	3,400	3,400
		55,435
Illinois — 11.9%
ABN AMRO Munitops Certificates Trust, llinois State (GO) (INS: MBIA) (SPA: ABN AMRO Bank)
2.330%, 07/07/05 (a)(b)	4,575	4,575
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
2.290%, 07/07/05 (a)	15,660	15,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
2.290%, 07/07/05 (a)	2,600	2,600
Chicago Project, Series B-1 (INS: FSA) (SPA: Bank One)
2.290%, 07/07/05 (a)	5,000	5,000

Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
2.310%, 07/07/05 (a)	4,000	4,000
Elmhurst Joint Community Accredation (LOC: Dexia Credit)
2.250%, 07/07/05 (a)	21,060	21,060
Illinois Development Finance Authority (LOC: Northern Trust)
2.590%, 07/07/05 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
2.560%, 07/07/05 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
2.310%, 07/07/05 (a)	4,750	4,750
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
2.310%, 07/07/05 (a)	6,255	6,255
Illinois Development Finance Authority, Loyola Academy (LOC: Bank One)
2.310%, 07/07/05 (a)	4,000	4,000
Illinois Development Finance Authority, Mount Carmel High School Project (LOC: Bank One)
2.310%, 07/07/05 (a)	8,400	8,400
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank)
2.310%, 07/07/05 (a)	7,550	7,550
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase)
2.310%, 07/07/05 (a)	13,000	13,000
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank)
2.310%, 07/07/05 (a)	8,000	8,000
Illinois Development Finance Authority, Solomon Schechter Day Schools (LOC: LaSalle Bank)
2.310%, 07/07/05 (a)	5,000	5,000
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
2.310%, 07/07/05 (a)	3,870	3,870
Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust)
2.310%, 07/07/05 (a)	5,000	5,000
Illinois Finance Authority, Illinois Institute of Technology (LOC: Harris Trust & Savings)
2.310%, 07/07/05 (a)	3,100	3,100
Illinois Finance Authority, Kohl Children’s Museum (LOC: Fifth Third Bank)
2.310%, 07/07/05 (a)	2,680	2,680
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
2.320%, 07/07/05 (a)	4,000	4,000
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: KBC Bank)
2.320%, 07/07/05 (a)	3,170	3,170
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: KBC Bank)
2.320%, 07/07/05 (a)	7,245	7,245
Illinois Health Facilities Authority Lifelink (LOC: J.P. Morgan Chase Bank)
2.300%, 07/07/05 (a)	8,245	8,245
Illinois Health Facilities Authority, Franciscan Eldercare, Series C (LOC: LaSalle Bank)
2.300%, 07/07/05 (a)	11,000	11,000
Illinois Health Facilities Authority, Franciscan Eldercare, Series E (LOC: LaSalle Bank)
2.300%, 07/07/05 (a)	5,660	5,660
Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC)
2.320%, 07/07/05 (a)	3,120	3,120
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
2.330%, 07/07/05 (a)	14,020	14,020
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC)
2.320%, 07/07/05 (a)	2,200	2,200
Illinois Health Facilities, Series C (LOC: LaSalle Bank)
2.290%, 07/07/05 (a)	3,240	3,240
Macon County - Milikin University (INS: AMBAC) (SPA: Bank One)
2.300%, 07/07/05 (a)	4,400	4,400
Northern Cook County Solid Waste Agency (LOC: Northern Trust)
2.310%, 07/07/05 (a)	5,400	5,400
St. Clair County, McKendree College Project (LOC: Bank of America)
2.305%, 07/07/05 (a)	6,470	6,470

Yorkville, MPI Grande Project (LOC: LaSalle Bank)
2.310%, 07/07/05 (a)	3,205	3,205
		216,115

Indiana — 7.2%
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
2.330%, 07/07/05 (a)	6,955	6,955
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
2.380%, 07/07/05 (a)	5,325	5,325
Indiana Development Financing Authority, Educational Facilities Heritage School Project (LOC: LaSalle Bank)
2.300%, 07/07/05 (a)	8,650	8,650
Indiana Health Facilities Financing Authority, Baptist Homes (LOC: LaSalle Bank)
2.290%, 07/07/05 (a)	9,135	9,135
Indiana Health Facilities Financing Authority, Henry County Memorial Hospital (LOC: Fifth Third Bank)
2.360%, 07/07/05 (a)	18,350	18,350
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: Bank One)
2.340%, 07/07/05 (a)	9,700	9,700
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
2.320%, 07/07/05 (a)	14,420	14,420
Indiana Bond Bank, Series A
3.250%, 01/26/06	22,500	22,620
Indianapolis Public Improvement Bond Bank, Series A
3.000%, 07/06/05	36,125	36,130
		131,285

Iowa — 0.2%
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
2.290%, 07/07/05 (a)	4,000	4,000

Kansas — 1.3%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
2.290%, 07/07/05 (a)	9,170	9,170
Wichita, Series 213 (GO)
3.000%, 08/04/05	15,000	15,014
		24,184

Kentucky — 0.2%
Lexington-Fayette Urban County Government, Residential Facilities, Richmond Place Association Project (LOC: Bank of America)
2.750%, 04/01/06 (a)	2,630	2,630
Middletown Educational Building, Christian Project (LOC: J.P. Morgan Chase Bank)
2.320%, 07/07/05 (a)	400	400
		3,030

Louisiana — 0.8%
State of Louisiana (CP) (INS: AMBAC) (SPA: CSFB)
2.450%, 07/08/05	15,125	15,125

Maryland — 1.0%
Carroll County, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
2.290%, 07/07/05 (a)	13,375	13,375
Gaithersburg Economic Development, Asbury Methodist (LOC: KBC Bank)
2.320%, 07/07/05 (a)	4,000	4,000
Maryland State Economic Development Corporation, Student Housing, Baltimore County (LOC: Wachovia Bank)
2.290%, 07/07/05 (a)	700	700
		18,075

Massachusetts — 3.1%
Massachusetts Development Financing Agency, Senior Living Facility, New England Deaconess Association (LOC: Lloyd’s TSB Bank)
2.260%, 07/07/05 (a)	13,855	13,855
Massachusetts Health & Educational Facilities, Hallmark Health Systems, Series B (INS: FSA, GO of Institution) (SPA: Fleet National Bank)
2.260%, 07/07/05 (a)	23,105	23,105
State of Massachusetts, Series B (SPA: Landesbank Hessen-Thuringen Bank) (GO)
2.430%, 07/07/05 (a)	19,995	19,995
		56,955

Michigan — 5.1%
Detroit Sewage Disposal, Series E (INS: FGIC)
1.550%, 08/04/05 (a)	11,790	11,790

Georgetown Township Economic Development, Sunset Manor Project (LOC: LaSalle Bank)
2.290%, 07/07/05 (a)	10,000	10,000
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC)
2.330%, 07/07/05 (a)	12,000	12,000
Jackson County Economic Development Corporation, Vista Grande Villa, Series A (LOC: LaSalle Bank)
2.280%, 07/01/05 (a)	6,100	6,100
Michigan Municipal Bond Authority, Series B-1
3.000%, 08/19/05	3,500	3,507
State of Michigan (CP)
2.200%, 10/05/05	30,080	30,080
State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank)
2.340%, 07/07/05 (a)	18,775	18,775
		92,252

Minnesota — 1.2%
Eden Prairie, Multifamily Housing Authority
2.330%, 07/07/05 (a)	14,105	14,105
Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC)
2.300%, 07/07/05 (a)	1,865	1,865
Minnesota State Higher Educational FaciIities, Bethel College (INS: GO of Institution) (LOC: Allied Irish Bank, PLC)
2.360%, 07/07/05 (a)	4,745	4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC)
2.360%, 07/07/05 (a)	1,000	1,000
		21,715

Mississippi — 1.5%
Medical Center Educational Building, Adult Hospital (INS: AMBAC) (SPA: Amsouth Bank)
2.280%, 07/07/05 (a)	26,700	26,700

Missouri — 1.8%
ABN AMRO Munitops Certificates (INS: FGIC) (SPA: ABN AMRO Bank)
2.320%, 07/07/05 (a)(b)	9,435	9,435
Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America)
2.350%, 07/07/05 (a)	7,400	7,400
Missouri State Health & Educational Facilties (LOC: Bank One)
2.260%, 07/07/05 (a)	8,930	8,930
St. Louis County Industrial Development Authority, Friendship Village West (LOC: LaSalle Bank)
2.300%, 07/07/05 (a)	6,000	6,000
		31,765

Montana — 0.8%
Montana State Health Facilities Authority (INS: AMBAC)
2.530%, 07/07/05 (a)(b)	13,830	13,830

Nevada — 1.2%
ABN AMRO Munitops Certificates Trust, Nevada State (GO) (INS: MBIA) (SPA: ABN AMRO Bank)
2.330%, 07/07/05 (a)(b)	8,500	8,500
ABN AMRO Munitops Certificates Trust, Nevada State (GO) (INS: FGIC) (SPA: ABN AMRO Bank)
2.330%, 07/07/05 (a)(b)	12,640	12,640
		21,140

New York — 2.9%
New York, Series E-5 (LOC: J.P. Morgan Chase Bank)
2.480%, 07/01/05 (a)	1,600	1,600
New York City Transitional Financing Authority, Recovery, Series 3-3B (SPA: Citigroup Global Markets)
2.480%, 07/01/05 (a)	50,035	50,035
		51,635

North Carolina — 2.2%
North Carolina Capital Facilities Financing Agency, Educational Facilities, Forsyth Country Day School (LOC: Branch Banking & Trust)
2.290%, 07/07/05 (a)	11,385	11,385
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank)
2.290%, 07/07/05 (a)	9,665	9,665
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
2.290%, 07/07/05 (a)	9,375	9,375
North Carolina Wolfpack Club Project (LOC: Bank of America)
2.300%, 07/07/05 (a)	10,200	10,200
		40,625

North Dakota — 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank)
2.310%, 07/07/05 (a)	3,600	3,600

Ohio — 4.9%
ABN AMRO Munitops Certificates Trust, Westerville Ohio County School (INS: MBIA) (SPA: ABN AMRO Bank)
2.320%, 07/07/05 (a)(b)	4,000	4,000
Akron Bath Copley, Summa Health Systems, Series B (LOC: Bank One)
2.320%, 07/07/05 (a)	6,250	6,250
Franklin County Health Care Facilities (LOC: National City Bank)
2.320%, 07/07/05 (a)	3,700	3,700
Franklin County Health Care Facilities, Friendship Village Dublin, Series B (LOC: LaSalle Bank)
2.290%, 07/07/05 (a)	5,700	5,700
Franklin County Health Care Facilities, Presbyterian, Series B (LOC: National City Bank)
2.320%, 07/07/05 (a)	5,000	5,000
Franklin County Health Care Facilities Revenue, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC)
2.330%, 07/07/05 (a)	16,690	16,690
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
2.300%, 07/07/05 (a)	4,340	4,340
Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
2.300%, 07/07/05 (a)	2,120	2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
2.300%, 07/07/05 (a)	10,200	10,200
Logan County Healthcare Facilities (LOC: Fifth Third Bank)
2.380%, 07/07/05 (a)	10,510	10,510
Lucas County Facilities Improvement, Toledo Society (LOC: Fifth Third Bank)
2.540%, 07/07/05 (a)	9,200	9,200
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
2.330%, 07/07/05 (a)	2,300	2,300
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
2.290%, 07/07/05 (a)	8,275	8,275
		88,285

Oklahoma — 0.6%
Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America)
2.350%, 07/07/05 (a)	2,645	2,645
Tulsa Industrial Authority Revenue Floating
2.310%, 07/07/05 (a)(b)	7,970	7,970
		10,615

Pennsylvania — 0.5%
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
2.290%, 07/07/05 (a)	9,765	9,765

Rhode Island - 0.4%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Bank of New York)
2.290%, 07/07/05 (a)	6,750	6,750

South Carolina - 3.3%
ABN AMRO Munitops Certificates Trust (GO) (INS: FSA SCSDE) (SPA: ABN AMRO Bank)
2.330%, 07/07/05 (a)(b)	14,000	14,000
ABN AMRO Munitops Certificates Trust, South Carolina Transportation Infrastructure (INS: AMBAC) (SPA: ABN AMRO Bank)
2.330%, 07/07/05 (a)(b)	12,100	12,100
Charleston Waterworks & Sewer, Series A (SPA: Bank of America)
2.320%, 07/07/05 (a)	8,665	8,665
Horry County School District (GO) (INS: SCSDE)
3.500%, 09/01/05	24,915	24,986
		59,751

Tennessee — 1.7%
Clarksville Public Building Authority, Murfreesboro (LOC: Suntrust Bank)
2.290%, 07/07/05 (a)	800	800
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank)
2.290%, 07/07/05 (a)	9,000	9,000
Met Government Nashville & Davidson (LOC: Societe Generale)
2.590%, 07/07/05 (a)(b)	7,035	7,035
Rutherford County Industrial Developement - Square D Company (LOC: Societe Generale)
2.350%, 07/07/05 (a)	4,100	4,100

Sumner County, School Capital Outlay (LOC: Suntrust Bank)
2.330%, 07/07/05 (a)	9,500	9,500
		30,435

Texas — 13.9%
ABN AMRO Munitops Certificates Trust, Frisco School District (INS: PSF-GTD) (SPA: ABN AMRO Bank)
2.780%, 02/15/06 (a)(b)	9,695	9,695
ABN AMRO Munitops Certificates Trust, Irving (INS: PSF-GTD) (SPA: ABN AMRO Bank)
2.330%, 07/07/05 (a)(b)	11,390	11,390
ABN AMRO Munitops Certificates Trust, Williamson County (INS: FSA) (SPA: ABN AMRO Bank)
2.330%, 07/07/05 (a)(b)	10,395	10,395
Bexar County Health Facilities, Air Force Village (LOC: Bank of America)
2.290%, 07/07/05 (a)	20,500	20,500
Galena Park Independent School District (GTY: TXPSF)
2.310%, 07/07/05 (a)(b)	20,965	20,965
Harris County Tax Anticipation Notes
3.750%, 02/28/06	25,000	25,170
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
2.330%, 07/07/05 (a)	19,000	19,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: KBC Bank)
2.320%, 07/07/05 (a)	2,200	2,200
Houston Health Facilities, Buckingham Senior Living, Series C (LOC: LaSalle Bank)
2.290%, 07/07/05 (a)	28,690	28,690
Houston Independent School District, Schoolhouse (INS: PSF-GTD) (SPA: Bank of America)
2.770%, 06/14/06	6,000	6,000
Kendall County Health Facilities, Morningside Ministries (LOC: Bank One)
2.300%, 07/07/05 (a)	15,000	15,000
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
2.360%, 07/07/05 (a)	17,860	17,860
Texas Tax & Revenue Anticipation Notes
3.000%, 08/31/05	60,000	60,129
University of Texas (CP)
2.100%, 07/11/05	5,404	5,404
		252,398

Virginia — 0.3%
Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Series B (LOC: Bank of America)
2.300%, 07/07/05 (a)	6,000	6,000

Washington — 2.7%
ABN AMRO Munitops Certificates Trust, Washington State (GO) (INS: MBIA-IBC) (SPA: ABN AMRO Bank)
2.330%, 07/07/05 (a)(b)	14,000	14,000
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America)
2.350%, 07/07/05 (a)	6,160	6,160
Washington State Higher Educational Facilities, Seattle Pacific University, Series A (LOC: Bank of America)
2.300%, 07/07/05 (a)	22,300	22,300
Washington State Housing Financial Nonprofit Revenue, Emerald Heights Project (LOC: Bank of America)
2.550%, 07/01/05 (a)	100	100
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
2.350%, 07/07/05 (a)	6,600	6,600
		49,160

West Virginia — 2.2%
ABN AMRO Munitops Certificates Trust, West Virginia (INS: FGIC) (SPA: ABN AMRO Bank)
2.750%, 11/30/05 (b)	30,995	30,995
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
2.290%, 07/07/05 (a)	9,060	9,060
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Bank One)
2.280%, 07/07/05 (a)	140	140
		40,195

Wisconsin — 3.2%
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
2.290%, 07/07/05 (a)	5,000	5,000
Wisconsin State Health & Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: Bank One)
2.190%, 07/07/05 (a)	75	75

Wisconsin State Health & Educational Facilities, Froedtert & Community Health, Series C (INS: AMBAC) (SPA: Morgan Stanley Bank)
2.270%, 07/07/05 (a)	36,300	36,300
Wisconsin State Health & Educational Facilities, University of Wisconsin Medical Foundation (LOC: LaSalle Bank)
2.240%, 07/07/05 (a)	5,015	5,015
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
2.320%, 07/07/05 (a)	4,180	4,180
Wisconsin State Health Marshfield (LOC: Morgan Guaranty)
2.300%, 07/07/05 (a)	8,000	8,000
		58,570

Multistate — 0.9%
Clipper Tax-Exempt Trust
2.400%, 07/07/05 (a)(b)	17,005	17,005

Total Municipal Bonds (Cost $1,797,446)		1,797,446

	SHARES	VALUE (000)

Money Market Fund - 0.8%
AIM Tax Free Investments Company	14,226,689	$14,227
Total Money Market Fund (Cost $14,227)		$14,227

Total Investments - 100.0% (Cost $1,811,673)		1,811,673
Other Assets and Liabilities, Net - 0.0%		80
Total Net Assets - 100.0%		$1,811,753

(a)     Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005. The date shown is the next reset date.

(b)    Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of June 30, 2005, the value of these investments was $223,105,000 or 12.3% of total net assets.

AMBAC - American Municipal Bond Assurance Company

CP - Commercial Paper

CSFB - Credit Suisse First Boston

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assistance

GO - General Obligation

GTD - Guaranteed

GTY - Guaranty

IBC - Insured Bond Certificate

INS - Insured

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PLC - Public Liability Company

PSF - Permanent School Fund

SCSDE - South Carolina School District Enhancement Program

SPA - Standby Purchase Agreement

TXPSF - Texas Permanent School Fund

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Treasury Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)

U.S. Treasury Obligations — 5.8%
U.S. Treasury Bonds
1.875%, 01/31/06	$60,000	$59,669
U.S. Treasury Notes
6.500%, 08/15/05	50,000	50,263
2.000%, 08/31/05	60,000	59,999
1.625%, 09/30/05	135,000	134,819
1.625%, 10/31/05	50,000	49,908
5.750%, 11/15/05	50,000	50,641
1.875%, 11/30/05	175,000	174,489
Total U.S. Treasury Obligations (Cost $579,788)		579,788

Repurchase Agreements — 94.4%
ABN AMRO
2.750%, dated 6/30/05, matures 7/1/05, repurchase price $1,800,137,500 (collateralized by U.S. Treasury obligations: Total market value $1,836,000,054)	1,800,000	1,800,000
Bank of America
2.750%, dated 6/30/05, matures 7/1/05, repurchase price $400,030,555 (collateralized by U.S. Treasury obligations: Total market value $408,000,112)	400,000	400,000
Bear Stearns
2.850%, dated 6/30/05, matures 7/1/05, repurchase price $1,300,102,916 (collateralized by U.S. Treasury obligations: Total market value $1,326,000,023)	1,300,000	1,300,000
BNP Paribas
2.850%, dated 6/30/05, matures 7/1/05, repurchase price $200,015,833 (collateralized by U.S. Treasury obligations: Total market value $204,000,475)	200,000	200,000
Deutsche Bank
2.970%, dated 6/30/05, matures 7/1/05, repurchase price $450,037,125 (collateralized by U.S. Treasury obligations: Total market value $459,000,034)	450,000	450,000
Goldman Sachs
2.850%, dated 6/30/05, matures 7/1/05, repurchase price $1,675,132,604 (collateralized by U.S. Treasury obligations: Total market value $1,708,500,335)	1,675,000	1,675,000
Greenwich Capital
2.900%, dated 6/30/05, matures 7/1/05, repurchase price $550,044,305 (collateralized by U.S. Treasury obligations: Total market value $561,000,982)	550,000	550,000
Morgan Stanley
2.910%, dated 6/30/05, matures 7/1/05, repurchase price $1,000,080,833 (collateralized by U.S. Treasury obligations: Total market value $1,020,000,210)	1,000,000	1,000,000
UBS Warburg
2.980%, dated 6/30/05, matures 7/1/05, repurchase price $1,481,722,643 (collateralized by U.S. Treasury obligations: Total market value $1,511,236,239)	1,481,600	1,481,600
Wachovia Capital
2.850%, dated 6/30/05, matures 7/1/05, repurchase price $200,015,833 (collateralized by U.S. Treasury obligations: Total market value $204,000,289)	200,000	200,000
Wachovia Securities
2.870%, dated 6/30/05, matures 7/1/05, repurchase price $400,031,889 (collateralized by U.S. Treasury obligations: Total market value $408,000,000)	400,000	400,000
Total Repurchase Agreements (Cost $9,456,600)		9,456,600

Total Investments - 100.2% (Cost $10,036,388)		10,036,388
Other Assets and Liabilities, Net - (0.2)%		(19,491)
Total Net Assets - 100.0%		$10,016,897

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Treasury Reserve Fund

DESCRIPTION	PAR (000)	VALUE (000)

U.S. Treasury Obligations — 6.7%
U.S. Treasury Notes
6.500%, 08/15/05	$10,000	$10,053
1.625%, 09/30/05	25,000	24,967
1.625%, 10/31/05	10,000	9,982
5.750%, 11/15/05	5,000	5,064
1.875%, 11/30/05	20,000	19,942
1.875%, 01/31/06	5,000	4,972
Total U.S. Treasury Obligations (Cost $74,980)		74,980

Repurchase Agreements — 93.5%
ABN AMRO
2.750%, dated 06/30/05, matures 7/1/05, repurchase price $200,015,278 (collateralized by U.S. Treasury obligations: Total market value $204,000,056)	200,000	200,000
Bear Stearns
2.850%, dated 6/30/05, matures 7/1/05, repurchase price $200,015,833 (collateralized by U.S. Treasury obligations: Total market value $204,000,520)	200,000	200,000
Goldman Sachs
2.850%, dated 6/30/05, matures 7/1/05, repurchase price $200,015,833 (collateralized by U.S. Treasury obligations: Total market value $204,000,226)	200,000	200,000
Greenwich Capital
2.900%, dated 6/30/05, matures 7/1/05, repurchase price $200,014,722 (collateralized by U.S. Treasury obligations: Total market value $204,001,090)	200,000	200,000
UBS Warburg
2.980%, dated 6/30/05, matures 7/1/05, repurchase price $248,310,552 (collateralized by U.S. Treasury obligations: Total market value $253,256,945)	248,290	248,290
Total Repurchase Agreements (Cost $1,048,290)		1,048,290

Total Investments - 100.2% (Cost $1,123,270)		1,123,270
Other Assets and Liabilities, Net - (0.2)%		(2,049)
Total Net Assets - 100.0%		$1,121,221

Schedule of INVESTMENTS June 30, 2005 (unaudited)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR (000) / SHARES	VALUE (000)

U.S. Treasury Obligations - 99.6%
U.S. Treasury Bills (a)
3.160%, 07/15/05	21,000	$20,974
2.765%, 07/28/05	6,300	6,287
2.820%, 08/04/05	42,000	41,888
2.786%, 08/11/05	28,000	27,911
2.843%, 08/18/05	38,000	37,856
2.851%, 08/25/05	33,000	32,856
2.980%, 09/01/05	17,000	16,913
2.950%, 09/08/05	22,000	21,876
2.941%, 09/15/05	6,000	5,963
2.966%, 09/22/05	11,000	10,925
2.980%, 09/29/05	5,000	4,963
3.015%, 10/06/05	7,000	6,943
3.045%, 10/13/05	13,000	12,886
3.050%, 11/17/05	2,000	1,976
U.S. Treasury Bond
10.750%, 08/15/05	13,000	13,122
Total U.S. Treasury Obligations (Cost $263,339)		263,339

Money Market Fund - 0.5%
Goldman Sachs Financial Square Tax Exempt	1,194,262	1,194
Total Money Market Fund (Cost $1,194)		1,194

Total Investments - 100.1% (Cost $264,533)		264,533
Other Assets and Liabilities, Net - (0.1)%		(142)
Total Net Assets - 100.0%		$264,391

(a)     Yield shown is the effective yield as of June 30, 2005.

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  August 29, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date:  August 29, 2005